Employee Information - Summary of Wages and Salaries and Social Security Expenses (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Information About Employees [line items]
Wages and salaries	kr 152,100,147	kr 128,252,290	kr 115,790,992
Social security expenses	82,824,511	80,103,179	kr 73,882,014
Employee remuneration [member]
Disclosure of Information About Employees [line items]
Wages and salaries	73,526,000,000	62,823,000,000
Social security expenses	15,665,000,000	14,639,000,000
Of which pension costs	kr 6,316,000,000	kr 5,601,000,000